Other operating income expense, net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other Operating Income (expense) [Line Items]
Gain from disposals of farmland and other assets (Note 20)				$ 0	$ 6,050
Gain from commodity derivative financial instruments				2,756	5,757
Gain from disposal of other property items				1,623	478
Net gain /(loss) from fair value adjustment of investment property				3,614	(22,484)
Impairment of assets destroyed by fire				0	(14,036)
Tax credits recognized				4,132	0
Others				(62)	7,730
Other operating income, net		$ 3,668	$ (17,640)	12,063	$ (16,505)
Inventory write-down	$ 12,000
Impairment loss recognised in profit or loss, property, plant and equipment	$ 2,000
Income from government grants				1,900
Exclusion of ICMS from the calculation base for PIS and COFINS
Other Operating Income (expense) [Line Items]
Tax credits recognized				$ 2,200